UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.6%
Bahamas - 0.3%
18,600	Teekay Corp.	$812,262

Belgium - 1.1%
61,900	Fortis (a)	870,409
35,200	InBev NV (a)	2,368,685

	Total Belgium	3,239,094

Bermuda - 1.2%
12,000	BW GAS Ltd. *	128,575
254,700	Cosan Ltd., Class A Shares *	3,339,117

	Total Bermuda	3,467,692

Canada - 5.8%
109,300	Barrick Gold Corp.	4,628,855
610,500	Bombardier Inc., Class B Shares	4,369,431
88,200	EnCana Corp.	6,355,595
61,500	Ensign Energy Services Inc.	1,268,319

	Total Canada	16,622,200

Cayman Islands - 0.3%
110,300	Silicon Motion Technology Corp., ADR *	816,220

China - 0.9%
39,200	LDK Solar Co., Ltd., ADR *	1,319,864
40,700	Trina Solar Ltd., ADR *	1,120,064

	Total China	2,439,928

Denmark - 0.3%
26,100	A/S Dampskibsselskabet Torm (a)	841,250

France - 14.2%
31,400	BNP Paribas SA (a)	3,116,380
149,400	European Aeronautic Defence & Space Co. (a)	2,806,269
186,700	France Telecom SA (a)	5,925,290
42,600	Publicis Groupe (a)	1,386,318
95,900	Sanofi-Aventis (a)	6,727,193
13,580	Societe Generale (a)	1,263,794
61,900	Technip SA (a)	5,238,699
111,704	Total SA (a)	8,560,426
139,300	Vivendi Universal SA (a)	5,819,752

	Total France	40,844,121

Germany - 19.7%
61,500	Bayerische Motoren Werke AG (a)	2,759,598
256,600	Deutsche Telekom AG, Registered Shares (a)	4,458,665
143,700	Fresenius Medical Care AG & Co. (a)	7,940,969
588,100	Infineon Technologies AG (a)*	4,443,572
53,800	Linde AG (a)	7,425,874
74,800	MTU Aero Engines Holding AG (a)	2,320,859
170,400	Rhoen-Klinikum AG (a)	5,483,648
145,200	SAP AG (a)	8,400,554
61,600	Siemens AG, Registered Shares (a)	7,553,377
41,400	Stada Arzneimittel AG (a)	2,138,041
202,200	Symrise AG (a)	3,458,307

	Total Germany	56,383,464

Hong Kong - 5.8%
874,000	Cheung Kong Holdings Ltd. (a)	12,287,925
138,800	Jardine Matheson Holdings Ltd. (a)	4,370,746

	Total Hong Kong	16,658,671

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Ireland - 0.9%
101,500	Ryanair Holdings PLC, ADR *	$2,471,525

Israel - 1.1%
67,600	Teva Pharmaceutical Industries Ltd., ADR	3,031,184

Italy - 1.5%
716,100	UniCredito Italiano SpA (a)	4,265,363

Japan - 11.6%
698	Mizuho Financial Group Inc. (a)	3,335,964
1,155,000	Mizuho Investors Securities Co. Ltd. (a)	1,326,386
49,300	Nidec Corp. (a)	3,487,882
776,800	Nipponkoa Insurance Co., Ltd. (a)	6,198,074
9,722	SBI Holdings Inc. (a)	2,293,773
77,000	Secom Co., Ltd. (a)	3,532,167
105,700	Sony Corp. (a)	3,973,301
761	Sumitomo Mitsui Financial Group Inc. (a)	5,851,736
148,500	Sundrug Co., Ltd. (a)	3,420,025

	Total Japan	33,419,308

Netherlands - 4.3%
262,109	Aegon NV (a)	3,075,637
98,771	Royal Dutch Shell PLC, Class A Shares	3,525,033
206,800	Unilever NV, CVA (a)	5,714,189

	Total Netherlands	12,314,859

South Korea - 0.5%
11,900	POSCO, ADR	1,578,535

Spain - 1.5%
82,200	Acerinox SA (a)	1,619,678
105,600	Telefonica SA (a)	2,749,797

	Total Spain	4,369,475

Switzerland - 9.7%
65,100	Lonza Group AG, Registered Shares (a)	9,447,759
87,020	Nestle SA, Registered Shares (a)	3,808,978
77,492	Nobel Biocare Holding AG, Registered Shares (a)	2,380,581
100,600	Novartis AG, Registered Shares (a)	5,955,682
23,100	Synthes Inc. (a)	3,189,504
154,931	UBS AG, Registered Shares (a)*	2,960,992

	Total Switzerland	27,743,496

Taiwan - 1.2%
322,798	Advanced Semiconductor Engineering Inc., ADR	1,417,083
312,170	Siliconware Precision Industries Co., ADR	2,069,686

	Total Taiwan	3,486,769

United Kingdom - 15.7%
86,800	Amdocs Ltd. *	2,639,588
871,208	Barclays PLC (a)	5,846,299
485,900	British Sky Broadcasting Group PLC (a)	4,348,992
395,904	Cadbury PLC (a)	4,670,872
194,300	Diageo PLC (a)	3,376,989
199,300	HSBC Holdings PLC (a)	3,294,956
920,900	International Power PLC (a)	7,484,305
3,623,257	Signet Group PLC (a)	3,585,875
1,371,362	Vodafone Group PLC (a)	3,679,293

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
United Kingdom - 15.7% (continued)
1,210,295	William Morrison Supermarkets PLC (a)	$6,165,494

	Total United Kingdom	45,092,663

	TOTAL COMMON STOCKS (Cost - $299,544,178)	279,898,079

PREFERRED STOCKS - 1.9%
Germany - 1.9%
136,200	Henkel AG & Co. KGaA (a) (Cost - $6,810,474)	5,419,715

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $306,354,652)	285,317,794

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$851,000	State Street Bank & Trust Co., repurchase agreement dated 7/31/08, 1.610% due 8/1/08; Proceeds at maturity - $851,038; (Fully collateralized by U.S. Treasury Bonds, 6.250% due 8/15/23; Market value - $868,500) (Cost - $851,000)	851,000

	TOTAL INVESTMENTS - 99.8% (Cost - $307,205,652#)	286,168,794
	Other Assets in Excess of Liabilities - 0.2%	696,035

	TOTAL NET ASSETS - 100.0%	$286,864,829

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector†

Financials	19.6%
Health Care	16.2
Consumer Staples	14.6
Industrials	9.6
Energy	9.3
Information Technology	9.0
Consumer Discretionary	7.6
Telecommunication Services	5.9
Materials	5.3
Utilities	2.6
Short-Term Investment	0.3
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2008 and subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,510,509
Gross unrealized depreciation	(42,547,367)

Net unrealized depreciation	$(21,036,858)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 29, 2008